HIGHMARK FUNDS

                               MONEY MARKET FUNDS
                         SUPPLEMENT DATED MARCH 8, 2007
               TO RETAIL SHARES PROSPECTUS DATED NOVEMBER 6, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

PRIOR TO MARCH 12, 2007, CLASS C SHARES OF HIGHMARK U.S. GOVERNMENT MONEY MARKET FUND HAVE BEEN AVAILABLE, WITH RESPECT TO AN INVESTOR'S INITIAL PURCHASE, ONLY THROUGH AN EXCHANGE OF CLASS C SHARES OF ANOTHER SERIES OF HIGHMARK FUNDS. HOWEVER, EFFECTIVE MARCH 12, 2007, CLASS C SHARES OF HIGHMARK U.S. GOVERNMENT MONEY MARKET FUND WILL ALSO BE AVAILABLE FOR PURCHASE THROUGH DIRECT INVESTMENT.

CONSEQUENTLY, AS OF MARCH 12, 2007, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) In the table labeled "Shareholder Fees" in the section under the heading "Fees and Expenses" on page 13, footnote ## is deleted in its entirety.

(2) In the subsection under the subheading "Class C" in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds" on page 14, the first bullet point is deleted in its entirety.

(3) In the subsection under the subheading "How Sales Charges are Calculated" in the section under the heading "Shareowner Guide - How to Invest in the HighMark Funds" on pages 14-15, the subsection "Class B and Class C Shares: Contingent Deferred Sales Charge (CDSC)" is deleted in its entirety and replaced with the following:

CLASS B AND CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE (CDSC):

Class B and Class C Shares are available at their net asset value per share, without any initial sales charge. (If you are considering an investment in the U.S. Government Money Market Fund, please see the important note below.*) However, if you (i) sell your U.S. Government Money Market Fund Class B Shares within six years of buying them, (ii) sell your U.S. Government Money Market Fund Class B Shares within six years of buying the Class B Shares of the HighMark Fund that were exchanged for your U. S. Government Money Market Fund Class B Shares, (iii) sell your U. S. Government Money Market Fund Class C Shares within one year of buying them or (iv) sell your U.S. Government Money Market Fund Class C Shares within one year of buying the Class C Shares of the HighMark Fund that were exchanged for your U. S. Government Money Market Fund Class C Shares, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the table below shows, the CDSC declines




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over time and is based  either on the  original  cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares
you  may  have  acquired  by   reinvesting   your  dividends  or  capital  gains
distributions.

THE CDSCS ARE AS FOLLOWS:

CLASS B SHARES

IF SOLD WITHIN                        CDSC ON SHARES BEING SOLD

1st year                              5.00%
2nd year                              4.00%
3rd or 4th year                       3.00%
5th year                              2.00%
6th year                              1.00%
After 7th and 8th year                0%

CLASS C SHARES

IF SOLD WITHIN                        CDSC ON SHARES BEING SOLD

1st year                              1.00%
After 1st year                        0%

CLASS B SHARES WILL AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS. CLASS C SHARES DO NOT CONVERT TO CLASS A SHARES.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

*If you are considering an investment in HighMark U.S. Government Money Market Fund, please note: you may purchase Class B Shares of HighMark U.S. Government Money Market Fund only by exchanging Class B Shares of a non-money market HighMark Fund for them. You can make exchanges into HighMark U.S. Government Money Market Fund without paying a contingent deferred sales charge on your Class B Shares in the previous fund, even if you held them for six years or less.



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(4) In the subsection under the subheading "By Check" in the section under the heading "Buying Shares" on page 17, the subsection "Opening an account (Class A Shares only)" is deleted in its entirety and replaced with the following:

OPENING AN ACCOUNT (CLASS A OR CLASS C SHARES ONLY)

o   Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

(5) In the subsection under the subheading "By Wire" in the section under the heading "Buying Shares" on page 17, the subsection "Opening an account (Class A Shares only)" is deleted in its entirety and replaced with the following:

OPENING AN ACCOUNT (CLASS A OR CLASS C SHARES ONLY)

o Deliver your completed application to your financial representative, or mail it to the Transfer Agent (address above).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o   Instruct your bank to wire the amount of your investment to:

    State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02101
    ABA# 011000028
    DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.